PREPAYMENTS AND OTHER CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from failed sale-leaseback transactions due within one year	¥ 428,810		¥ 701,210		$ 67,290
Interest income	34,956	$ 5,485	32,308	¥ 34,269
Factoring receivables, allowance for credit losses	10,781		4,895		1,692
Other Noncurrent Assets [Member]
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from failed sale-leaseback transactions due over one year	109,295		496,851		17,151
Allowance for credit losses	¥ 4,752		¥ 6,090		$ 746